-------------------------------------------------------------------------------
                                QUARTERLY REPORT
--------------------------------------------------------------------------------



       The Inefficient-
       Market
       Fund, Inc.
       ----------------
       September 30, 1996



[Logo] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

---------------------------------
The Inefficient-Market Fund, Inc.
---------------------------------

Dear Shareholder:

We are pleased to provide you with the third quarter report for The Inefficient-Market Fund, Inc. for the nine months ended September 30, 1996. In this letter, we comment on the prevailing economic and market conditions and briefly review the Fund's investment strategy. A detailed summary of performance and current holdings can be found in the appropriate sections that follow in this report.

Fund Performance Update

During the third quarter, The Inefficient-Market Fund had a total return of 16.60% on net asset value (NAV), assuming the reinvestment of dividends and capital gains distributions. The Fund's performance compared favorably to the Russell 2500 Index, which had a total return of 12.75% over the same time period. During the third quarter, the Standard and Poor's 500 Index ("S&P 500") generated a total return of 13.50%. The Russell 2500 Index is a capitalization-weighted index representing small- and mid-sized companies. The Standard and Poor's 500 Index is a capitalization-weighted index of 500 widely held common stocks. As of September 30, 1996, the Fund's NAV was $13.40 and its American Stock Exchange (AMEX) closing price was $11.25.

Economic and Market Overview

During the third quarter, the stock market was buffeted by concerns over slowing corporate earnings and uncertainty about the future direction of interest rates. When the U.S. economy demonstrated unexpected strength in early July, and interest rates rose sharply in response, investors began to discount the worst of all worlds for stock prices: the combination of slower earnings growth and rising interest rates. Stocks steadily lost ground until July 16, 1996, when the S&P 500 reached an intraday low of 606, which marked a 10% decline from its June peak. Small-cap and growth-oriented stocks were among the hardest hit during the July sell-off. However, stock prices recovered quickly at the end of July when the bond market stabilized and second quarter earnings came in largely ahead of expectations.

At the sector level, fears of both higher interest rates and an economic slowdown prompted a rotation out of cyclical issues and into defensive growth stocks, particularly those in the household products, cosmetics and beverage groups. Despite the volatility of interest rates, the stocks of consumer finance companies and money center banks rose sharply on increased merger activity and solid earnings momentum. Technology stocks began to rebound due to expectations for improving orders and stronger relative earnings gains by the end of the year. Health care stocks turned in a mixed performance. Health care management company stocks declined sharply on deteriorating industry fundamentals and earnings disappointments, while drug and medical device company stocks rose on stable growth prospects and improving relative earnings momentum.

Investment Strategy

The Inefficient-Market Fund is managed by the Travelers Investment Management Company (TIMCO). TIMCO's approach to equity management is designed to provide investors with diversified exposure to the mid- and small-capitalization segments of the U.S. equity market. TIMCO selects stocks primarily with a quantitative screening process that looks for companies with attractive relative values and solid earnings growth potential. In order to achieve consistent relative performance, TIMCO manages the Fund to mirror the overall risk, sector weightings and growth/value style characteristics of the Russell 2500 Index.

During the third quarter, The Inefficient-Market Fund's holdings in the health care sector made the largest positive contribution to relative performance, helped by a number of better performing positions in the medical devices group, such as U.S. Surgical, Guidant, Stryker and VISX. The Fund's performance was also helped by favorable returns in the technology sector, specifically by Structural Dynamics and Macromedia within the business applications software group; C-Cube Microsystems and Hadco among the integrated circuit manufacturers, and by U.S. Robotics and Brooktrout Technology in the computer products group. The other area where the Fund also gained significantly on its benchmark was the consumer discretionary sector, in large part on the strength of its holdings in the specialty retailing group including Tiffany, Oakley and Gymboree.

Market Outlook

In general, smaller capitalization stocks have difficulty outperforming the stocks of larger capitalized companies late in an economic cycle due to their less diversified sources of earnings. Because investors react quite harshly to earnings disappointments in an environment of slower earnings growth, individual stock selection becomes increasingly crucial to ultimate investment success. As a result, many investors are likely to prefer owning the stocks of stable growth companies that have the ability to exploit niche markets in established industries or operate in sectors of the economy with favorable dynamics, such as medical devices and specialty retail services. The Fund's disciplined investment approach continues to focus on companies that offer improving fundamentals, relative earnings gains and stocks that trade at attractive values across a number of parameters.

In closing, thank you for investing in The Inefficient-Market Fund. We look forward to continuing to help you achieve your financial goals.



Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman and
Chief Executive Officer


October 21, 1996

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                           September 30, 1996
--------------------------------------------------------------------------------

          SHARES                SECURITY                          VALUE
================================================================================
COMMON STOCKS -- 95.3%
Autos & Transportation -- 4.2%
          8,200   ABC Rail Products Corp.                     $  166,050
         10,000   America West Airlines Inc.                     117,500
         14,600   Continental  Airlines Inc., Class B Shares     326,675
          7,100   Fritz Cos., Inc.+                              102,950
          3,300   GATX Corp.                                     154,275
         10,100   Gentex Corp.                                   229,775
          7,300   Illinois Central Corp.                         230,863
          2,400   Intermet Corp.                                  25,800
          8,300   Lear Seating Corp.+                            273,900
          9,100   Oakwood Homes                                  250,250
          6,600   Trinity Industries, Inc.                       220,275
          8,500   U.S. Freightways Corp.                         174,250
          3,300   XTRA Corp.                                     139,838
--------------------------------------------------------------------------------
                                                               2,412,401
--------------------------------------------------------------------------------
Consumer Discretionary -- 18.9%
         12,600   Accustaff Inc.                                 326,025
          5,200   A.H. Belo Corp.                                179,400
          3,700   Alberto Culver Co., Class B Shares             160,488
          7,200   AMC Entertainment, Inc.+                       112,500
          8,500   Alternative Resources Corp.+                   239,063
          4,900   American Radio Systems Corp.                   182,525
          9,000   Bed Bath & Beyond Inc.                         246,375
          4,500   Blyth Industries Inc.                          218,250
          6,200   Borders Group Inc.                             230,950
          7,800   Boston Chicken, Inc.+                          274,950
          6,900   CKE Restaurants, Inc.                          212,175
          7,400   Callaway Golf Co.                              252,525
          7,100   Claires Stores Inc.                            151,763
          3,100   Corrections Corp. of America                    96,875
          6,000   Day Runner Inc.                                165,000
         13,175   Dollar General Corp.                           410,072
          4,700   Doubletree Corp.                               187,413
          8,600   Eckerd Drugs, Inc.+                            240,800
          6,400   Emmis Broadcasting Corp.                       296,000
          5,900   Flightsafety International, Inc.               263,288
          7,700   Garden Ridge Corp.                             131,863
         13,300   General Nutrition Co.+                         233,581
          5,200   Grand Casinos Inc.                              76,700
          7,800   Gymboree Corp.                                 236,925
          6,955   Harman International Industries, Inc.          339,056
          6,700   Harte Hanks Communication                      186,763
         12,800   Heritage Media Corp., Class A Shares+          241,600
          4,700   Just for Feet Inc.                             235,588
          6,400   Kohl's Corp.+                                  230,400

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

          SHARES                SECURITY                          VALUE
================================================================================
Consumer Discretionary -- 18.9% (continued)
         11,100   Lands End, Inc.                             $  238,650
          5,100   Lin Television Corp.                           209,100
         12,000   Maytag Corp.                                   234,000
         10,300   The Mens Wearhouse, Inc.                       257,500
          7,200   Micro Warehouse, Inc.                          185,400
          5,200   Miller, Inc.                                   210,600
          6,100   Nautica Enterprises, Inc.+                     196,725
          4,300   Oakley Inc.                                    182,750
         15,750   Officemax, Inc.                                220,500
          8,300   Performance Food Group Co.                     136,950
          2,300   Pulitzer Publishing Co.                        131,388
          2,700   Scholastic Corp.                               195,750
         10,100   Showboat, Inc.                                 222,200
          3,300   Spring Industries, Inc.                        146,850
          3,800   St. John Knits, Inc.                           190,475
          6,600   Stewart Enterprises Inc.                       222,750
          9,000   Tiffany & Co.++                                360,000
          5,200   USA Detergents Inc.                            206,700
          3,800   Viking Office Products, Inc.+                  114,000
          5,500   Vons Companies, Inc.+                          235,813
          8,050   Wolverine Worldwide, Inc.                      223,388
         13,100   Zale Corp.+                                    286,563
--------------------------------------------------------------------------------
                                                              10,966,965
--------------------------------------------------------------------------------
Consumer Staples -- 1.6%
          9,500   Dole Food, Inc.++                              399,000
          9,900   Robert Mondavi Corp., Class A Shares +         324,225
          7,800   Universal Corp.                                198,900
--------------------------------------------------------------------------------
                                                                 922,125
--------------------------------------------------------------------------------
Financial Services -- 14.0%
          5,100   Advanta Corp., Class A Shares                  234,600
          4,500   Allied Group, Inc.                             173,250
          4,100   American Bankers Insurance Group, Inc.         205,000
          5,900   Anchor Bancorp Inc.                            194,700
         10,500   City National Corp.                            190,313
            400   CMAC Investment Corp.                           25,400
          6,600   Colonial BancGroup Inc.                        230,175
          2,000   Crestar Financial Corp.                        118,000
          7,300   Dauphin Deposit Corp.                          226,300
          5,800   Donaldson, Lufkin & Jenrette                   203,725
          9,600   Enhance Financial Services Group               316,800
          6,700   Executive Risk, Inc.                           257,950
          4,000   Finova Group, Inc.                             240,000
          6,000   First Commerce Corp.                           209,250
          7,200   First Tennessee National Corp.                 238,950

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

          SHARES                SECURITY                          VALUE
================================================================================
Financial Services -- 14.0% (continued)
          4,300   First Virginia Banks, Inc.                  $  187,050
          9,300   Great Financial Corp.                          263,888
         11,100   Lehman Brothers Holdings, Inc.                 283,050
          7,300   Mercantile Bankshares Co.                      216,263
          6,933   Mutual Risk Management Ltd.                    201,067
          2,515   Old Kent Financial Corp.                       106,573
          9,900   Olympic Financial Ltd.                         243,788
          4,700   PMI Group Inc.                                 249,688
          6,000   PennCorp Financial Group Inc.                  193,500
          7,100   Reinsurance Group of America                   311,513
          5,300   ReliaStar Financial Corp.                      251,750
          8,600   Signet Banking Corp.                           230,050
         11,300   Silicon Valley Bancshares                      319,225
          5,700   Standard Federal Bancorp                       260,775
          4,000   Summit Bancorp                                 159,000
          4,600   Sunamerica, Inc.                               158,700
          7,300   Tig Holdings, Inc.                             219,000
          3,100   Transatlantic Holdings, Inc.                   210,800
          6,300   Union Planters Corp.                           223,650
          6,300   Vesta Insurance Group Inc.                     241,763
          2,900   Washington Mutual, Inc.                        108,025
          2,400   Zions Bancorp                                  212,400
          5,900   Zurich Reinsurance Center, Inc.                185,113
--------------------------------------------------------------------------------
                                                               8,101,044
--------------------------------------------------------------------------------
Healthcare -- 10.2%
          3,100   Alza Corp.                                      83,313
          7,900   American Homepatient Inc.                      175,775
          4,600   American Medical Response, Inc.+               165,600
          5,800   Amerisource Health Corp.+                      258,100
          7,000   Apria Healthcare Group Inc.                    131,250
          1,600   Biogen, Inc.+                                  121,600
         11,300   CNS, Inc.+                                     200,575
          7,800   Centocor, Inc.+                                276,900
          6,200   Foundation Health Corp.                        210,025
         11,800   Genzyme Corp.+                                 300,900
          2,800   Guidant Corp.                                  154,700
         17,450   Health Management Associates, Inc.+            434,069
          4,400   Healthcare Compare Corp.+                      208,450
          8,200   Medpartners/Mullikin, Inc.                     186,550
         11,500   OrNda Healthcorp+                              314,813
          3,400   Oxford Health Plans, Inc.+                     169,150
          7,900   Phycor, Inc.                                   300,694
         14,300   Physician Reliance Network                     218,075
         10,000   Renal Treatment Centers, Inc.+++               332,500
          6,200   STERIS Corp.                                   210,025

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

          SHARES                SECURITY                          VALUE
================================================================================
Healthcare -- 10.2% (continued)
         11,500   Stryker Corp.                               $  346,438
         13,400   Uromed Corp.+                                  147,400
          9,000   U.S. Surgical Corp.                            382,500
         11,000   VISX Inc.                                      297,000
          8,300   Watson Pharmaceuticals, Inc.+                  311,250
--------------------------------------------------------------------------------
                                                               5,937,652
--------------------------------------------------------------------------------
Integrated Oils -- 1.1%
          4,100   Pennzoil Co.                                   216,788
          5,100   Tosco Corp.                                    279,863
          6,700   Valero Energy Corp.                            146,563
--------------------------------------------------------------------------------
                                                                 643,214
--------------------------------------------------------------------------------
Materials & Processing -- 13.1%
          8,800   Avalon Properties, Inc.                        204,600
          3,800   Avery Dennison Corp.                           210,900
          7,500   Bemis Co.                                      254,063
         17,600   Bethlehem Steel Corp.                          176,000
         10,000   BMC Industries, Inc.                           286,250
          5,700   Boise Cascade Corp.                            193,800
          8,000   Cabot Corp.                                    223,000
          8,800   Cali Realty Corp.                              238,700
          2,266   Castle & Cooke, Inc.+                           37,389
          8,900   Commercial Metal Co.                           291,475
          7,800   Cytec Industries, Inc.                         303,225
          6,300   Dexter Corp.                                   188,213
          8,300   First Mississippi Corp.                        223,063
          2,600   Georgia Gulf Corp.                              77,675
          9,900   Health Care Investment, Inc.                   322,988
          5,900   Healthsource, Inc.                              87,025
         10,600   Homestake Mining Co.                           155,025
          4,700   Hughes Supply Inc.                             173,900
         18,100   International Specialty Products Inc.          181,000
          8,400   Liberty Property Trust                         182,700
          9,200   Longview Fiber Co.                             144,900
          9,300   Meditrust  Corp.                               322,013
         10,600   Merry Land & Investments Co., Inc.             226,575
          5,500   NCI Building Systems Inc.                      178,750
         10,900   Nationwide Health Properties, Inc.             239,800
          1,200   Olin Corp.                                     100,800
          1,400   Owens-Corning Fiberglass Corp.+                 51,625
          6,400   Sealed Air Corp.+                              238,400
         12,000   Security Capital  Pacific Trust                253,500
         14,600   Shiloh Industries Inc.                         233,600
         10,700   Simon DeBartolo Property Group, Inc.           272,850
         15,500   Terra Industries, Inc.                         230,563

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

          SHARES                SECURITY                          VALUE
================================================================================
Materials & Processing -- 13.1% (continued)
          3,100   Texas Industries, Inc.                      $  185,613
          3,800   Vornado Realty Trust                           153,900
         14,700   Walter Industries Inc.                         189,263
          3,600   Willamette Industries, Inc.                    235,800
          7,200   Wolverine Tube, Inc.+                          309,600
--------------------------------------------------------------------------------
                                                               7,578,543
--------------------------------------------------------------------------------
Other Energy -- 4.2%
          6,000   Apache Corp.                                   178,500
          5,600   Cooper Cameron Corp.                           321,300
          9,700   Ensco International Inc.                       315,250
         13,000   Global Industries Ltd.                         206,375
         14,600   Global Marine Inc.                             229,950
          5,600   Louisiana Land & Exploration                   294,700
         14,200   Morningstar Group                              163,300
          6,500   Noble Affiliates, Inc.                         274,625
          3,600   Sonat Offshore Drilling, Inc.                  159,300
          4,700   Transocean Offshore Inc.                       287,875
--------------------------------------------------------------------------------
                                                               2,431,175
--------------------------------------------------------------------------------
Producer Durables -- 6.6%
            200   American Power Conversion                        2,925
          8,300   Charter Power Systems, Inc.                    213,725
          6,600   Danaher Corp.                                  273,075
          3,000   Harnischfeger Industries, Inc.                 113,250
          6,800   Hubbell Inc., Class B Shares                   251,600
         10,500   JLG Industries Inc.                            196,875
          8,300   Jacobs Engineering Group                       186,750
          4,800   Litton Industries Inc.                         236,400
          8,600   Measurex Corp.                                 226,825
          3,000   Raychem Corp.                                  225,000
          9,500   Robbins & Myers Inc.                           214,938
          6,700   Sunstrand Corp.                                261,300
         10,700   Tetra Technologies, Inc.+                      196,613
         14,900   Thermo Fibertek, Inc.+                         195,563
         12,300   Toll Brothers, Inc.+                           204,488
          4,700   UCAR International Inc.                        190,350
          8,200   United Waste Systems Inc.                      284,950
          6,900   York International Corp.                       333,788
--------------------------------------------------------------------------------
                                                               3,808,415
--------------------------------------------------------------------------------
Technology -- 13.3%
          1,700   Altera Corp.                                    86,063
          5,300   America Online, Inc.+                          188,813
          3,350   Andrew Corp.+                                  167,081
          6,900   Atmel Corp.+                                   213,038

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

          SHARES                SECURITY                          VALUE
================================================================================
Technology -- 13.3% (continued)
         17,500   Auspex Systems Inc.                         $  269,063
          7,400   Banctec Inc.                                   154,475
          2,100   BMC Software, Inc.                             166,950
          4,000   Brooktrout Technology Inc.                     146,000
          8,400   CMS Energy Corp.                               253,050
          4,500   C-Cube Microsystems, Inc.+                     199,688
          7,400   Cadence Design Systems, Inc.+                  264,550
          9,800   Cheyenne Software Inc.                         210,700
          4,700   Cidco, Inc.+                                    97,525
          3,700   Comverse Technology, Inc.                      143,838
         11,850   Concord Efs, Inc.+                             305,138
         11,100   Credence Systems Corp.+                        174,825
          2,500   Datastream Systems Inc.                         75,625
          3,800   DSP Communications, Inc.+                      212,325
          4,900   Electronics for Imaging                        351,575
          8,800   Eltron International, Inc.+                    284,900
          6,200   Encad Inc.                                     259,625
          3,700   Gateway 2000, Inc.+                            177,138
          6,100   Hadco Corp.                                    195,200
          3,500   In Focus Systems, Inc.+                         50,313
          8,100   Informix Corp.+                                225,788
          3,800   Intergated Device Technology, Inc.+             37,763
         10,500   International Rectifier Corp.+                 145,688
          5,600   Jack Henry & Associates                        177,800
          7,900   Kemet Corp.+                                   158,988
          4,700   Lam Research Corp.+                            125,138
         11,100   Macromedia, Inc.+                              230,325
          6,300   Medaphis Corp.                                  94,500
          9,800   Microcom, Inc.                                  83,300
          4,600   National Semiconductor Corp.                    92,575
          5,500   SCI Systems Inc.                               309,375
          1,900   Solectron Corp.                                 93,100
          8,100   Sungard Data Systems, Inc.+                    364,500
          8,100   Structural Dynamics Research                   193,388
         15,100   TSX Corp.                                      215,175
          6,900   Tencor Instruments Co.+                        124,632
          4,400   U.S. Robotics Corp.+                           284,350
          2,800   Xilinx Inc.                                     95,200
--------------------------------------------------------------------------------
                                                               7,699,083
--------------------------------------------------------------------------------
Utilities -- 8.1%
          6,300   AES Corp.++                                    248,063
          5,900   Allegheny Power System Inc.                    171,100
          8,200   ATG Resources Inc.                             156,825
          5,200   Bay State Gas Co.                              139,100
         10,100   Brooklyn Union Gas Co.                         281,538

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

          SHARES                SECURITY                          VALUE
================================================================================
Utilities -- 8.1% (continued)
          6,600   California Energy Co.                        $ 210,375
          5,900   Century Telephone  Enterprises Inc.            202,813
          2,400   Cilcorp Inc.                                    95,400
          4,300   DPL Inc.                                       100,513
          9,000   DQE Inc.                                       250,875
         10,000   Enserch Corp.                                  208,750
          4,900   Florida Progress Corp.                         166,600
          9,600   Illinova Corp.++                               254,400
          7,300   LG & E Energy Corp.++                          162,425
          8,100   Metricom Inc.+                                 142,763
          8,800   Mobil Telecommunications Corp.+                138,600
          5,900   National Fuel Gas Co.++                        216,825
          6,300   Nipsco Industries, Inc.++                      225,225
          9,300   Piedmont Natural Gas Co.                       224,363
          4,800   Pinnacle West Capital Corp.                    142,200
          4,500   Public Service Co.++                           159,750
          4,600   Rochester Gas & Electric                        83,950
         10,200   South Jersey Industries Inc.                   239,700
          6,300   Teco Energy Inc.                               149,625
          8,100   Washington Gas Light Co.                       178,200
          4,900   Wisconsin Energy Corp.                         132,269
--------------------------------------------------------------------------------
                                                               4,682,247
--------------------------------------------------------------------------------
                  TOTAL COMMON STOCKS
                  (Cost -- $50,261,747)                       55,182,864
================================================================================
          FACE
         AMOUNT               SECURITY                             VALUE
================================================================================
U.S. GOVERNMENT OBLIGATIONS -- 0.2%
     $  100,000   U.S. Treasury Bill due 12/12/96++
                    (Cost -- $98,974)                             98,998
================================================================================
REPURCHASE AGREEMENT -- 4.5%
      2,622,000   Chase Manhattan Bank, 5.54% due 10/1/96;
                    Proceeds at maturity -- $2,622,404;
                    (Fully collateralized by U.S. Treasury
                    Notes, 6.00% due 9/30/98; Market value
                    -- $2,674,890) (Cost -- $2,622,000)        2,622,000
================================================================================
                  TOTAL INVESTMENTS -- 100%
                  (Cost -- $52,982,721*)                     $57,903,862
================================================================================
+  Non-income producing security.
++ Security segregated by Custodian for open futures contracts commitments.
*  Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)               September 30, 1996
--------------------------------------------------------------------------------
ASSETS:
      Investments, at value (Cost -- $52,982,721)                  $ 57,903,862
      Cash                                                                  364
      Receivable for securities sold                                    463,574
      Dividends and interest receivable                                  37,791
--------------------------------------------------------------------------------
      Total Assets                                                   58,405,591
--------------------------------------------------------------------------------
LIABILITIES:
      Payable for securities purchased                                  630,867
      Management fees payable                                            34,428
      Administration fees payable                                        11,633
      Payable to broker                                                   4,200
      Accrued expenses                                                   64,764
--------------------------------------------------------------------------------
      Total Liabilities                                                 745,892
--------------------------------------------------------------------------------
Total Net Assets                                                   $ 57,659,699
================================================================================
NET ASSETS:
      Par value of capital shares                                  $      4,384
      Capital paid in excess of par value                            48,742,718
      Treasury stock, at cost (Note 5)                                 (853,620)
      Undistributed net investment income                               167,763
      Accumulated net realized gain from
        security transactions and futures contracts                   4,661,264
      Net unrealized appreciation of investments and
        futures contracts                                             4,937,190
--------------------------------------------------------------------------------
Total Net Assets
      (Equivalent to $13.40 a share on 4,303,950 shares
      of $0.001 par value outstanding, authorized
      100,000,000 shares)                                          $ 57,659,699
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------
For the Nine Months Ended September 30, 1996

INVESTMENT INCOME:
      Dividends                                                       $  498,808
      Interest                                                           195,765
--------------------------------------------------------------------------------
      Total Investment Income                                            694,573
--------------------------------------------------------------------------------
EXPENSES:
      Management fees (Note 2)                                           310,781
      Administration fees (Note 2)                                       103,594
      Shareholder and system servicing fees                               25,567
      Shareholder communications                                          18,717
      Audit and legal                                                     11,999
      Custody                                                             10,481
      Directors' fees                                                      3,743
      Other                                                               20,005
--------------------------------------------------------------------------------
      Total Expenses                                                     504,887
--------------------------------------------------------------------------------
Net Investment Income                                                    189,686
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES3 AND 6):
      Realized Gain From:
        Security transactions (excluding short-term
          securities)                                                  6,339,087
        Futures contracts                                                 78,049
--------------------------------------------------------------------------------
      Net Realized Gain                                                6,417,136
--------------------------------------------------------------------------------
      Change in Net Unrealized Appreciation of
      Investments and Futures Contracts:
        Beginning of period                                            3,607,850
        End of period                                                  4,937,190
--------------------------------------------------------------------------------
      Increase in Net Unrealized Appreciation                          1,329,340
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                          7,746,476
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                                $7,936,162
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Nine Months Ended September 30, 1996 (unaudited) and the Year Ended December 31, 1995

                                                        1996             1995
================================================================================
OPERATIONS:
  Net investment income                            $    189,686    $    466,652
  Net realized gain                                   6,417,136       9,756,550
  Increase in net unrealized appreciation             1,329,340         133,385
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations              7,936,162      10,356,587
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                    --          (460,174)
  Net realized gains                                 (2,582,970)     (8,377,613)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                    (2,582,970)     (8,837,787)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Treasury stock acquired                              (239,322)       (614,298)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                            (239,322)       (614,298)
--------------------------------------------------------------------------------
Increase in Net Assets                                5,113,870         904,502
NET ASSETS:
  Beginning of period                                52,545,829      51,641,327
--------------------------------------------------------------------------------
  End of period*                                   $ 57,659,699    $ 52,545,829
================================================================================
* Includes undistributed (over distributed)
    net investment income of:                      $    167,763    $    (21,923)
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

     1.SIGNIFICANT ACCOUNTING POLICIES

     The Inefficient-Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on the trade date; (b) securities traded on a national securities exchange or on the NASDAQ National Market System are valued at closing prices on such exchange or market; securities for which no sales prices are reported and securities traded on other over-the-counter markets are valued at the mean between the most recently quoted bid and ask prices; (c) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, as applicable; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1995, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $99 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and
(i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATED PERSONS

     Travelers Investment Management Company ("TIMCO"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager to the Fund. The Fund pays TIMCO a fee calculated at the annual rate of 0.75% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), another subsidiary of SBH, acts as the Fund's administrator. SBMFM administers the Fund's corporate affairs subject to the supervision of the Fund's Board of Directors and bears the salaries and expenses of all its personnel and such other expenses incurred in the ordinary course of the Fund's business, other than those assumed by the Fund. As compensation for its services, the Fund pays SBMFM a fee calculated at the annual rate of 0.25% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

     For the nine months ended September 30, 1996, Smith Barney Inc. ("SB"), also a subsidiary of SBH, was paid brokerage commissions of $5,165 by the Fund on agency portfolio transactions.

     All officers and three Directors of the Fund are employees of SB.

     3. INVESTMENTS

     During the nine months ended September 30, 1996, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $55,479,015
--------------------------------------------------------------------------------
Sales                                                                 53,068,825
================================================================================

     At September 30, 1996, the aggregate gross unrealized appreciation and depreciation of investments were as follows:

================================================================================
Gross unrealized appreciation                                      $ 7,320,612 *
Gross unrealized depreciation                                       (2,399,471)*
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 4,921,141 *
================================================================================
* Substantially the same for Federal income tax purposes.

     4. REPURCHASE AGREEMENTS

     The Fund purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires daily maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

   5. CAPITAL SHARES

   On June 8, 1995, the Fund commenced a share repurchase plan. As of September 30, 1996, 80,050 shares had been repurchased.

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

     6. FUTURES CONTRACTS

     Initial margin deposits are made upon entering into futures contracts and are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to the broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

     At September 30, 1996, the Fund had the following open futures contracts:

                       Expiration    # of      Basis         Market   Unrealized
Contracts Purchased   Month/Year   Contracts   Value         Value       Gain
================================================================================
Russell 2000 Index        12/96       12     $2,065,951    $2,082,000   $16,049
================================================================================

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                                             1996(1)      1995       1994       1993       1992        1991
===========================================================================================================
Net Asset Value, Beginning of Period       $ 12.15      $ 11.78    $ 12.50    $ 11.49    $ 10.34    $  9.32
-----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                       0.04         0.11       0.05       0.01       0.05       0.13
  Net realized and unrealized gain (loss)     1.81         2.31      (0.63)      1.01       1.15       1.82
-----------------------------------------------------------------------------------------------------------
 Total Income (Loss) From Operations          1.85         2.42      (0.58)      1.02       1.20       1.95
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       --          (0.11)     (0.05)     (0.01)     (0.05)     (0.14)
  Net realized gains(2)                      (0.60)       (1.94)     (0.09)      --         --        (0.79)
-----------------------------------------------------------------------------------------------------------
Total Distributions                          (0.60)       (2.05)     (0.14)     (0.01)     (0.05)     (0.93)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $ 13.40      $ 12.15    $ 11.78    $ 12.50    $ 11.49    $ 10.34
-----------------------------------------------------------------------------------------------------------
Total Return                                 16.60%++     18.90%     (4.36)%     8.90%     11.71%     22.69%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $57,660      $52,546    $51,641    $54,809    $50,374    $45,335
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    1.21%+       1.22%      1.22%      1.24%      1.36%      1.28%
  Net investment income                       0.45+        0.84       0.43       0.08       0.45       1.26
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     105.17%      176.95%     44.80%     86.86%     45.67%     46.77%
-----------------------------------------------------------------------------------------------------------
Market Price, End of Period                $ 11.25      $ 9.813    $ 9.500    $10.500    $ 9.875    $ 8.875
===========================================================================================================
Average commissions per share
  paid on equity transactions(3)           $  0.05      $  0.05       --         --         --         --
===========================================================================================================

(1)  For the nine months ended September 30, 1996 (unaudited).
(2) Includes short-term realized gains distributions which are considered ordinary income for Federal tax purposes.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
Financial Data (unaudited)
--------------------------------------------------------------------------------
For a share of capital stock outstanding throughout each period:

                                                                    Dividend and
                   Price          Price at    NAV at   Premium(+)   Capital Gain
    Period         Range         Month-End  Month-End  Discount(-) Distributions
================================================================================
    1995
January    $ 9 1/4 -  9 5/8    $ 9  3/8     $11.77        -20%            --
February     9 3/8 -  9 7/8      9  3/4      12.31        -21             --
March        9 5/8 -  9 7/8      9  5/8      12.24        -21             --
April        9 3/4 - 10          9 13/16     12.24        -20             --
May          9 3/4 - 10          9  3/4      12.52        -22             --
June         9 3/4 - 10 1/4     10  1/8      12.99        -22             --
July        10 1/8 - 10 3/4     10  3/8      13.16        -21             --
August      10 1/4 - 10 1/2     10  3/8      13.46        -23             --
September   10 1/2 - 11 1/8     10  3/4      13.74        -22             --
October     10 1/2 - 11         10  1/2      13.46        -22             --
November    10 5/8 - 11 1/8     11  1/2      14.05        -22             --
December     9 1/2 - 11 1/2      9 13/16     12.15        -19          $2.05

   1996
January      9 3/4 - 10 3/8     10           12.23        -18             --
February        10 - 10 5/8     10 5/8       12.62        -16             --
March       10 3/8 - 10 3/4     10 5/8       12.87        -17             --
April       10 5/8 - 11 1/2     11 1/2       13.45        -14             --
May             11 - 11 7/8     11 5/8       13.77        -16             --
June        11 3/8 - 11 3/4     11 3/8       13.44        -15             --
July        10 1/8 - 11 5/8     10 1/4       11.89        -14           0.60
August      10 1/2 - 10 3/4     10 5/8       12.72        -16             --
September   10 3/4 - 11 1/4     11 1/4       13.40        -16             --
================================================================================

--------------------------------------------------------------------------------
Dividend Reinvestment Plan  (unaudited)
--------------------------------------------------------------------------------

Pursuant to the Fund's Dividend Reinvestment Plan ("Plan"), all distributions are automatically reinvested by First Data Investor Services Group, Inc., as plan agent ("Plan Agent"), in additional shares of its Common Stock ("Common Shares") as provided below unless a stockholder elects to receive cash.

Distributions with respect to Common Shares registered in the name of a broker-dealer or other nominee (i.e., in "street name") are reinvested by the broker or nominee in additional Common Shares under the Plan, unless the service is not provided by the broker or nominee. Investors who own Common Shares registered in street name should consult their broker-dealer for details. All distributions to stockholders who do not participate in the Plan are paid by check mailed directly to the record holder by First Data Investor Services Group, Inc., as dividend disbursing agent.

If the Fund declares a distribution payable either in Common Shares or in cash, nonparticipants in the Plan receive cash, and Plan participants receive the equivalent in Common Shares valued in the following manner: whenever the market price is equal to or exceeds the net asset value per share at the time Common Shares are valued for the purpose of determining the number of Common Shares equivalent to the cash distribution, participants are issued Common Shares valued at the greater of (1) the net asset value most recently determined or (2) 95% of the then current market price of the Common Shares.

If the net asset value of the Common Shares at the time of valuation exceeds the market price of the Common Shares, or if the Fund declares a distribution payable only in cash, the Plan Agent buys Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. The Plan Agent applies all cash received as a distribution to purchase Common Shares on the open market as soon as practicable after the payment date of the distribution, but in no event later than 45 days after such date, except when necessary to comply with applicable provisions of the Federal securities laws. If, following the commencement of purchases and before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Common Shares, the Plan Agent is permitted to cease purchasing shares on the open market and the Fund may issue the remaining shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In a case where the Plan Agent has terminated open market purchases and the Fund has issued the remaining shares, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issued the remaining shares.

--------------------------------------------------------------------------------
Dividend Reinvestment Plan  (unaudited) (continued)
--------------------------------------------------------------------------------

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent which must be received at least ten business days prior to the distribution record date to become effective for that distribution. Shares in the account of each Plan participant are held by the Plan Agent in non-certificated form in the name of the Plan Agent or participant. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole Fund shares credited to his or her account under the Plan are issued and a cash payment is made for any fraction of a Fund share credited to such account.

The automatic reinvestment of distributions does not relieve participants to any Federal income tax that may be payable on such distributions.

The Fund does not charge participants for reinvesting distributions. Any Plan Agent's fees for the handling of reinvestment of distributions under the Plan are paid by the Fund. There are no brokerage charges with respect to Common Shares issued directly by the Fund as a result of distributions payable either in stock or in cash. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund and the Plan Agent reserve the right to amend the Plan as applied to any distribution paid subsequent to written notice of the change sent to all stockholders of the Fund at least 90 days before the record date for the distribution. The Plan also may be terminated by the Fund or the Plan Agent by at least 30 days' written notice to all stockholders of the Fund. All correspondence concerning the Plan should be directed to the Plan Agent at First Data Investor Services Group, Inc., P.O. Box 1376, Boston, MA 02104.

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase at market prices shares of its common stock in the open market.

The Inefficient-                                                 SMITH BARNEY
Market Fund, Inc.                                                ------------

                                             A Member of TravelersGroup [Logo]

Directors

Jessica M. Bibliowicz
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Heath B. McLendon, Chairman
Roderick C. Rasmussen
Bruce D. Sargent
John P. Toolan
C. Richard Youngdahl


Officers

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Kent A. Kelley
Vice President

Sandip A. Bhagat
Vice President

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


Investment Manager
Travelers Investment
Management Company

Distributor
Smith Barney Inc.

Custodian
PNC Bank, N.A.

Shareholder Servicing
Agent
First Data Investor Services Group, Inc.
P.O. Box 1376
Boston, MA 02104


This report is submitted for
the general information of the
shareholders of the The Inefficient-
Market Fund, Inc. It is not authorized
for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the
Fund's investment policies and expenses
as well as other pertinent information.


The Inefficient-
Market Fund, Inc.
388 Greenwich Street
New York, New York 10013


FD0787 11/96